UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5565

DWS Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2008 (Unaudited)

DWS Gold & Precious Metals Fund

	Shares	Value ($)

Common Stocks and Warrants 92.3%
Australia 11.3%
Andean Resources Ltd.* (a)	8,678,153	11,210,070
Andean Resources Ltd.* (a)	251,300	314,140
Centamin Egypt Ltd.*	2,238,600	2,404,863
Dragon Mountain Gold Ltd.*	3,876,746	809,351
Kingsgate Consolidated Ltd.*	1,076,825	5,766,376
Mineral Deposits Ltd.*	5,164,100	4,237,995
Moto Goldmines Ltd.*	1,574,100	4,642,592
Newcrest Mining Ltd. (a)	911,230	25,309,638
Newcrest Mining Ltd. (a)	194,541	5,400,141
Sino Gold Mining Ltd.*	4,036,883	19,182,247

Sylvania Resources Ltd.*	3,288,107	4,884,905

(Cost $71,913,879)		84,162,318
Bermuda 1.8%
Aquarius Platinum Ltd. (b) (Cost $16,296,218)	1,377,710	13,579,768
Canada 48.5%
Agnico-Eagle Mines Ltd.	299,660	16,376,419
Anatolia Minerals Development Ltd.*	2,018,400	4,119,787
Andina Minerals, Inc.*	625,000	2,069,193
Aurelian Resources, Inc.*	942,500	6,010,572
AXMIN, Inc.*	639,400	137,378
Barrick Gold Corp.	1,218,864	51,613,793
Bear Creek Mining Corp.*	1,635,370	6,228,764
Eldorado Gold Corp.*	2,259,800	18,450,049
European Goldfields Ltd.*	1,041,200	3,121,719
Gammon Gold, Inc.*	853,717	8,754,361
Goldcorp, Inc. (a)	937,965	35,032,993
Goldcorp, Inc. (a)	1,250,900	46,605,630
Great Basin Gold Ltd.*	2,224,100	7,754,321
Guyana Goldfields, Inc.*	757,000	2,580,136
IAMGOLD Corp.	2,221,860	14,820,356
Ivanhoe Nickel & Platinum Ltd. (Warrants) 144A, Expiration Date 9/24/2008* (c)	791,666	4,274,996
Kinross Gold Corp.	2,810,539	51,245,435
MAG Silver Corp.*	304,300	2,873,755
Pelangio Mines, Inc.*	636,600	2,549,011
Red Back Mining, Inc.*	500,000	4,243,371
Shore Gold, Inc.*	1,159,800	1,812,276
Silver Wheaton Corp.* (a)	1,646,700	21,341,232
Silver Wheaton Corp.* (a)	705,200	9,056,477
Yamana Gold, Inc. (a)	1,978,880	24,466,645
Yamana Gold, Inc. (a)	1,149,718	14,222,012

(Cost $327,501,317)		359,760,681
Papua New Guinea 4.9%
Lihir Gold Ltd.* (Cost $29,784,019)	13,925,958	36,152,415
South Africa 15.1%
Anglo Platinum Ltd.	64,520	8,459,338
AngloGold Ashanti Ltd.	840,272	27,603,726
AngloGold Ashanti Ltd. (ADR)	458,676	15,122,548
Impala Platinum Holdings Ltd. (ADR)	1,638,350	53,901,715
Northam Platinum Ltd.	904,900	6,526,455

(Cost $110,090,034)		111,613,782
United Kingdom 5.0%
Highland Gold Mining Ltd.*	944,500	2,936,367
Lonmin PLC	131,175	6,275,272
Randgold Resources Ltd. (ADR)	539,101	27,591,189

(Cost $26,854,525)		36,802,828
United States 5.7%
Coeur d'Alene Mines Corp.*	2,640,900	7,632,201
Freeport-McMoRan Copper & Gold, Inc.	78,200	7,565,850
Golden Star Resources Ltd.*	1,236,000	2,969,442

Newmont Mining Corp.			498,500	23,908,060

(Cost $51,145,632)				42,075,553

Total Common Stocks and Warrants (Cost $633,585,624)				684,147,345
Exchange Traded Fund 2.0%
ETFS Physical Platinum* (Cost $16,282,901)			85,000	14,833,350
Cash Equivalents 5.4%
Cash Management QP Trust, 2.42% (d) (Cost $40,292,250)			40,292,250	40,292,250
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $690,160,775) †			99.7	739,272,945
Other Assets and Liabilities, Net			0.3	2,228,853

Net Assets			100.0	741,501,798

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*			Non-income producing security.
†

The cost for federal income tax purposes was $690,899,382. At July 31, 2008, net unrealized appreciation for all securities based on tax cost was $48,373,563. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $110,188,483 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $61,814,920.

(a)			Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)			Security is listed in country of domicile. Significant business activities of company are in Africa.
(c)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Acquisition Cost ($)	Value ($)	Value as a % of Net Assets
Ivanhoe Nickel & Platinum
Ltd. (Warrants) 144A	September 2003	4,749,996	4,274,996	0.58
(d)			Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

At July31, 2008, the DWS Gold & Precious Metals Fund had the following Quality Distribution:
Quality Distribution (As a % of Common Stocks)
Group breakdown of the Fund's common stocks
Group I:
Premier producing companies	52%

Group II:
Major established producers	28%

Group III:
Junior producers with medium cost production	10%

Group IV:
Companies with some production on stream or in start-up	4%

Group V:
Primarily exploration companies with or without mineral resources	6%
100%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Gold & Precious Metals Fund, a series of DWS Mutual Funds, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Gold & Precious Metals Fund, a series of DWS Mutual Funds, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 16, 2008